SUPPLEMENTAL CASH FLOW INFORMATION - Income taxes related operating cash flow items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL CASH FLOW INFORMATION
Income tax expense	$ 154,152	$ 87,281
Income taxes paid	(37,257)	(14,523)
Income tax instalments paid	(71,921)	(28,174)
Tax related cash flow items	$ 44,974	$ 44,584